Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,130,593.33

Principal:
Principal Collections	$14,538,410.43
Prepayments in Full	$6,613,631.70
Liquidation Proceeds	$159,956.77
Recoveries	$80,979.80
Sub Total	$21,392,978.70
Collections	$22,523,572.03

Purchase Amounts:
Purchase Amounts Related to Principal	$433,449.21
Purchase Amounts Related to Interest	$1,808.96
Sub Total	$435,258.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,958,830.20

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,958,830.20
Servicing Fee	$310,789.77	$310,789.77	$0.00	$0.00	$22,648,040.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,648,040.43
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,648,040.43
Interest - Class A-3 Notes	$108,653.27	$108,653.27	$0.00	$0.00	$22,539,387.16
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$22,418,166.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,418,166.49
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$22,350,283.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,350,283.82
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$22,298,982.57
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,298,982.57
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$22,237,157.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,237,157.99
Regular Principal Payment	$21,059,793.72	$21,059,793.72	$0.00	$0.00	$1,177,364.27
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,177,364.27
Residual Released to Depositor	$0.00	$1,177,364.27	$0.00	$0.00	$0.00
Total		$22,958,830.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,059,793.72
Total					$21,059,793.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,059,793.72	$45.34	$108,653.27	$0.23	$21,168,446.99	$45.57
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$21,059,793.72	$13.08	$410,882.44	$0.26	$21,470,676.16	$13.34

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$144,871,027.37	0.3118860	$123,811,233.65	0.2665473
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$357,811,027.37	0.2222097	$336,751,233.65	0.2091311

Pool Information
Weighted Average APR	3.748%	3.747%
Weighted Average Remaining Term	29.93	29.22
Number of Receivables Outstanding	31,682	30,525
Pool Balance	$372,947,724.04	$350,860,715.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$357,811,027.37	$336,751,233.65
Pool Factor	0.2262790	0.2128781

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$14,109,481.43
Targeted Overcollateralization Amount	$14,109,481.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,109,481.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		145	$341,560.85
(Recoveries)		108	$80,979.80
Net Loss for Current Collection Period			$260,581.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8384%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7200%
Second Prior Collection Period			0.4524%
Prior Collection Period			0.6782%
Current Collection Period			0.8640%
Four Month Average (Current and Prior Three Collection Periods)			0.6786%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,210	$9,689,896.23
(Cumulative Recoveries)			$1,446,521.03
Cumulative Net Loss for All Collection Periods			$8,243,375.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5002%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,859.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,582.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.32%	543	$8,149,094.46
61-90 Days Delinquent	0.36%	77	$1,275,487.99
91-120 Days Delinquent	0.07%	11	$229,660.16
Over 120 Days Delinquent	0.25%	52	$883,490.50
Total Delinquent Receivables	3.00%	683	$10,537,733.11

Repossession Inventory:
Repossessed in the Current Collection Period		26	$392,904.16
Total Repossessed Inventory		33	$526,531.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3938%
Prior Collection Period			0.4072%
Current Collection Period			0.4586%
Three Month Average			0.4199%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer